T. ROWE PRICE GLOBAL STOCK FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 1.1%
Common Stocks 1.1%
MercadoLibre (USD) (1)	43,920	49,393
Total Argentina (Cost $21,983)		49,393

BRAZIL 1.5%
Common Stocks 1.5%
Magazine Luiza	4,255,941	65,562
Total Brazil (Cost $39,318)		65,562

CANADA 1.5%
Common Stocks 1.5%
Shopify, Class A (USD) (1)	63,366	64,887
Total Canada (Cost $27,250)		64,887

CAYMAN ISLANDS 0.2%
Common Stocks 0.1%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$2,295 (USD) (1)(2)(3)	409,131	2,872
		2,872
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $2,858
(USD) (1)(2)(3)	57,979	4,787
		4,787
Total Cayman Islands (Cost $5,153)		7,659

CHINA 7.1%
Common Stocks 5.5%
Alibaba Group Holding (HKD) (1)	1,754,400	55,046
Alibaba Group Holding, ADR (USD) (1)	217,052	54,484
Huazhu Group, ADR (USD) (4)	1,692,447	58,102
TAL Education Group, ADR (USD) (1)	561,855	43,920

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Trip. com Group, ADR (USD) (1)	1,222,810	33,261
		244,813
Common Stocks - China A Shares 1.6%
Gree Electric Appliances of Zhuhai, A Shares (CNH)	8,505,927	69,193
		69,193
Convertible Preferred Stocks 0.0%
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost
$650 (USD) (1)(2)(3)	23,700	893
		893
Total China (Cost $277,533)		314,899

DENMARK 0.8%
Common Stocks 0.8%
Ascendis Pharma, ADR (USD) (1)	266,442	36,665
Total Denmark (Cost $24,025)		36,665

FRANCE 1.5%
Common Stocks 1.5%
Teleperformance	229,237	67,090
Total France (Cost $50,426)		67,090

GERMANY 4.2%
Common Stocks 3.0%
Delivery Hero (1)	408,917	46,940
Infineon Technologies	3,413,636	87,032
		133,972
Preferred Stocks 1.2%
Sartorius (5)	142,692	54,903
		54,903
Total Germany (Cost $126,619)		188,875

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
INDIA 3.2%
Common Stocks 3.2%
Axis Bank	5,295,078	30,550
HDFC Bank (1)	7,993,694	110,466
Total India (Cost $129,180)		141,016

INDONESIA 1.6%
Common Stocks 1.6%
Bank Central Asia	32,387,900	69,374
Total Indonesia (Cost $57,417)		69,374

ITALY 3.1%
Common Stocks 3.1%
DiaSorin	322,576	63,629
Ferrari (USD) (4)	402,060	73,054
Total Italy (Cost $104,992)		136,683

JAPAN 6.5%
Common Stocks 6.5%
Daiichi Sankyo	374,200	33,112
Fancl	1,542,000	44,483
Hamamatsu Photonics	1,166,700	50,709
Harmonic Drive Systems (4)	553,600	31,014
Keyence	98,500	41,536
Murata Manufacturing	669,200	42,983
Recruit Holdings	1,368,800	42,701
Total Japan (Cost $241,166)		286,538

NETHERLANDS 2.1%
Common Stocks 2.1%
Adyen (1)	19,253	32,307
ASML Holding	175,673	62,458
Total Netherlands (Cost $43,291)		94,765
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SINGAPORE 1.0%
Common Stocks 1.0%
Sea, ADR (USD) (1)(4)	375,800	45,923
Total Singapore (Cost $31,362)		45,923
SOUTH KOREA 2.1%
Common Stocks 2.1%
Samsung Electronics	1,907,720	93,238
Total South Korea (Cost $73,283)		93,238
SPAIN 1.5%
Common Stocks 1.5%
Amadeus IT Group, A Shares	1,345,080	67,167
Total Spain (Cost $71,724)		67,167
SWEDEN 2.0%
Common Stocks 2.0%
Boliden	1,625,635	44,393
Svenska Cellulosa, Class B (1)(4)	3,517,826	42,724
Total Sweden (Cost $76,737)		87,117
TAIWAN 1.4%
Common Stocks 1.4%
Taiwan Semiconductor Manufacturing	4,259,000	61,984
Total Taiwan (Cost $40,744)		61,984
UNITED KINGDOM 5.9%
Common Stocks 5.9%
Ashtead Group	1,748,273	55,672
Derwent London	823,175	30,970
IQE (1)(4)	11,599,970	8,025
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
London Stock Exchange Group	1,207,710	133,402
Trainline (1)	6,554,536	35,254
Total United Kingdom (Cost $222,408)		263,323
UNITED STATES 51.4%

Common Stocks 50.9%
Advanced Micro Devices (1)	546,776	42,337
Alphabet, Class A (1)	52,301	77,821
Amazon. com (1)	57,879	183,168
Apple	370,943	157,666
Atlassian, Class A (1)	168,984	29,851
Bill. com Holdings (1)(4)	408,012	37,990
Charles Schwab	1,898,821	62,946
Cognex (4)	524,234	35,056
Coupa Software (1)(4)	65,900	20,195
Crowdstrike Holdings, Class A (1)	115,952	13,126
Danaher	395,415	80,586
Databricks, Acquisition Date: 7/24/20, Cost $3,321 (1)(2)(3)	69,143	3,319
Datadog, Class A (1)(4)	347,727	32,638
DexCom (1)	49,354	21,496
DocuSign (1)(4)	149,100	32,329
Epic Games, Acquisition Date: 6/18/20, Cost $17,132 (1)(2)(3)	29,794	17,132
Equifax	252,878	41,108
Estee Lauder, Class A	279,400	55,193
Exact Sciences (1)(4)	556,326	52,712
Facebook, Class A (1)	384,428	97,518
GoHealth, Class A (1)(4)	615,824	10,931
IDEXX Laboratories (1)	65,100	25,894
Intuitive Surgical (1)	128,144	87,835
Lam Research	85,400	32,209
Mastercard, Class A	396,200	122,240
Maxim Integrated Products	852,776	58,065
Morgan Stanley	3,172,166	155,055
Netflix (1)	38,926	19,030
NextEra Energy	371,222	104,202

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
NVIDIA	71,400	30,316
Okta(1)(4)	61,100	13,502
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143
(2)(3) (1)	834,772	1,581
QUALCOMM	648,500	68,488
Repligen (1)	120,900	18,245
ServiceNow (1)(4)	125,328	55,044
Splunk (1)	196,942	41,322
Square, Class A (1)	520,718	67,615
Synopsys (1)	278,648	55,512
Tesla(1)(4)	28,300	40,490
Ultragenyx Pharmaceutical (1)(4)	167,441	13,087
UnitedHealth Group	247,600	74,968
Verily Life Sciences, Series B, Acquisition Date: 1/23/19, Cost
$1,402 (1)(2)(3)	11,378	1,038
Zoetis	371,400	56,334
Zoom Video Communications, Class A (1)	40,326	10,239
		2,257,429
Convertible Preferred Stocks 0.5%
Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
$1,103 (1)(2)(3)	119,330	1,103
Databricks, Series F, Acquisition Date: 10/22/19, Cost $2,194
(1)(2)(3)	51,091	2,452
Doordash, Series G, Acquisition Date: 11/12/19, Cost $3,571
(1)(2)(3)	18,826	4,321
Doordash, Series H, Acquisition Date: 6/17/20, Cost $1,370
(1)(2)(3)	5,968	1,370
Freenome Holdings, Series B, Acquisition Date: 6/24/19, Cost
$1,003 (1)(2)(3)	220,032	1,003
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $1,532
(1)(2)(3)	116,799	2,172
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $257
(1)(2)(3)	19,611	365
Uipath, Series E, Acquisition Date: 7/9/20, Cost $62 (1)(2)(3)	3,343	62
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,672
(1)(2)(3)	89,353	7,672
		20,520
Total United States (Cost $1,615,423)		2,277,949

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 0.13% (6)(7)	24,530,493	24,530
Total Short-Term Investments (Cost $24,530)		24,530
SECURITIES LENDING COLLATERAL 2.5%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 2.5%
Short-Term Funds 2.5%
T. Rowe Price Short-Term Fund, 0.25% (6)(7)	10,986,526	109,865
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		109,865
Total Securities Lending Collateral (Cost $109,865)		109,865

Total Investments in Securities 102.8%
(Cost $3,414,429)		$4,554,502
Other Assets Less Liabilities (2.8)%		(123,162)
Net Assets 100.0%		$4,431,340

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $52,142 and represents 1.2% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	All or a portion of this security is on loan at July 31, 2020.
(5)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6)	Seven-day yield
(7)	Affiliated Companies

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

ADR	American Depositary Receipts
CNH	Offshore China Renminbi
HKD	Hong Kong Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$185
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$185+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$6,469		¤	¤	$24,530
T. Rowe Price Short-Term
Fund	51,217		¤	¤	109,865
Total					$134,395^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $185 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $134,395.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE GLOBAL STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,694,048	$ 1,619,014	$ 25,942	$ 4,339,004
Convertible Preferred Stocks	—	—	26,200	26,200
Preferred Stocks	—	54,903	—	54,903
Short-Term Investments	24,530	—	—	24,530
Securities Lending Collateral	109,865	—	—	109,865
Total	$2,828,443	$ 1,673,917	$ 52,142	$ 4,554,502

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2020, totaled $1,684,000 for the period ended July 31, 2020.

($000s)	Beginning	Gain (Loss)	Total	Ending Balance
	Balance 11/1/19	During Period	Purchases+	7/31/20
Investment in Securities
Common Stocks	$6,906	$(1,687)	$20,723	$25,942
Convertible Preferred
Stocks	9,753	3,371	13,076	26,200
Total	$16,659	$1,684	$33,799	$52,142

+$670,000 of Total Purchases relates to securities acquired through a merger effected on November 25, 2019.